CAPITAL MANAGEMENT - determined requirement (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CAPITAL MANAGEMENT
Credit risk	$ 333,343,293	$ 272,643,396
Operational risk	45,771,893	97,959,978	$ 67,124,101
Market risk	16,852,852	22,794,035	$ 8,529,904
Requirement	395,968,038	393,397,409
Integration	745,209,975	776,992,310
Excess	$ 349,241,937	$ 383,594,901